Deferred Financing Costs - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Fees and related cost paid	$ 1,115